Net income per unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Numerators
Partnership’s net income	$ 46,282	$ 15,330
Less:
General Partner’s interest in Partnership’s net income	856	282
Partnership’s net income allocable to unvested units	1,014	347
Common unit holders’ interest in Partnership’s net income	$ 44,412	$ 14,701
Denominators
Weighted average number of common units outstanding, basic and diluted	18,086,778	18,194,142
Net income per common unit:
Basic and diluted	$ 2.46	$ 0.81